Derivatives and Hedge Accounting Activities (Gains and Losses on Derivatives in Cash Flow Hedging Relationships) (Detail) - Cash Flow Hedges - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	$ (105)	$ (44)	$ (134)	$ 104
Amount of Gain (Loss) Reclassified From AOCI to Income		29	(44)	70	(55)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	(131)	25	(215)	93
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[3]	(15)	2	(24)	9
Amount of Gain (Loss) Reclassified From AOCI to Income		(1)		(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4]	(133)	25	(218)	93
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5]	(32)	(27)	(68)	(8)
Amount of Gain (Loss) Reclassified From AOCI to Income		2	(18)	(1)	(15)
Commodity
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	35	(39)	101	58
Amount of Gain (Loss) Reclassified From AOCI to Income		38	(16)	95	(23)
Commodity | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5]	3	(10)	2	(6)
Amount of Gain (Loss) Reclassified From AOCI to Income			(2)	2	(5)
Commodity | Net income from discontinued operations | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income			(2)	2	(5)
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		38	(16)	92	(28)
Commodity | Electric Fuel and Other Energy-Related Purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income					7
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income				3	(2)
Interest rate
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1],[6]	(142)	9	(226)	47
Amount of Gain (Loss) Reclassified From AOCI to Income	[6]	(13)	(12)	(23)	(24)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	(131)	25	(215)	93
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[3],[7]	(15)	2	(24)	9
Amount of Gain (Loss) Reclassified From AOCI to Income	[7]	(1)		(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4],[7]	(133)	25	(218)	93
Interest rate | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5],[8]	(36)	(3)	(60)	(1)
Amount of Gain (Loss) Reclassified From AOCI to Income	[8]	(2)		(1)	(2)
Foreign currency
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1],[9]	2	(14)	(9)	(1)
Amount of Gain (Loss) Reclassified From AOCI to Income	[9]	4	(16)	(2)	(8)
Foreign currency | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5],[10]	1	(14)	(10)	(1)
Amount of Gain (Loss) Reclassified From AOCI to Income	[10]	$ 4	$ (16)	$ (2)	$ (8)

[1]	Amounts deferred into AOCI have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[2]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[3]	Amounts deferred into AOCI have no associated effect in Virginia Power’s Consolidated Statements of Income.
[4]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.
[5]	Amounts deferred into AOCI have no associated effect in Dominion Energy Gas’ Consolidated Statements of Income.
[6]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in interest and related charges.
[7]	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in interest and related charges.
[8]	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in interest and related charges.
[9]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in other income.
[10]	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in other income.